UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares	Additional Paid-in Capital Class A ordinary shares	Additional Paid-in Capital Class B ordinary shares	Additional Paid-in Capital	Accumulated Deficit	Statutory Reserve	Accumulated Other Comprehensive Loss	Non-controlling Interest	Class A ordinary shares	Class B ordinary shares	Total
Balance at the beginning at Oct. 31, 2023	$ 16,874	$ 1,250			$ 44,108,774	$ (8,303,691)	$ 275,150	$ (3,681,845)	$ 394			$ 32,416,906
Balance at the beginning (in shares) at Oct. 31, 2023	674,949	50,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary share for services	$ 17,450				2,252,565							2,270,015
Issuance of ordinary share for services (in shares)	698,000
Net loss for the year						(2,605,348)			(1)			(2,605,349)
Foreign currency translation adjustment								261,512	4			261,516
Balance at the end at Apr. 30, 2024	$ 34,324	$ 1,250			46,361,339	(10,909,039)	275,150	(3,420,333)	397			32,343,088
Balance at the end (in shares) at Apr. 30, 2024	1,372,949	50,000
Balance at the beginning at Oct. 31, 2024	$ 58,359	$ 1,250			48,760,856	(12,332,150)	316,684	(2,915,271)	402			33,890,130
Balance at the beginning (in shares) at Oct. 31, 2024	2,334,353	50,000								2,334,353	50,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of ordinary shares	$ 135,000	$ 25,000	$ 9,864,916	$ 2,285,000						$ 9,999,916	$ 2,310,000
Sale of ordinary shares (in shares)	5,400,000	1,000,000
Issuance of ordinary share for services	$ 800				51,360							52,160
Issuance of ordinary share for services (in shares)	32,000
Issuance of ordinary share for settlement of payables	$ 33,889				2,433,244							2,467,133
Issuance of ordinary share for settlement of payables (in shares)	1,355,568
Net loss for the year						(2,890,362)						(2,890,362)
Foreign currency translation adjustment								(598,075)	(8)			(598,083)
Balance at the end at Apr. 30, 2025	$ 228,048	$ 26,250			$ 63,395,376	$ (15,222,512)	$ 316,684	$ (3,513,346)	$ 394			$ 45,230,894
Balance at the end (in shares) at Apr. 30, 2025	9,121,921	1,050,000								9,121,921	1,505,000